Right-of-Use Assets and Lease Liabilities – Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES – OPERATING LEASES

NOTE 9: RIGHT-OF-USE ASSETS AND LEASE LIABILITIES – OPERATING LEASES

The Company has operating leases for offices and office equipment. The Company uses weighted-average interest rate of 4.07% to determine the present value of the lease payments. The Company’s leases have a remaining weighted-average lease terms of 2.80 years

The Company’s lease expense was entirely comprised of operating leases. Lease expense for the three months ended June 30, 2026 and 2025 amounted to $77,160 and $2,700, respectively. Lease expense for the six months ended June 30, 2026 and 2025 amounted to $80,160 and $5,400, respectively.

The Company’s ROU asset amortization for the three months ended June 30, 2026 and 2025 was $68,711 and $2,544, respectively. The Company’s ROU asset amortization for the six months ended June 30, 2026 and 2025 was $71,459 and $5,013, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest.

Right of use assets – operating leases are summarized below:

	June 30, 2026	December 31, 2025
Offices	$701,732	$9,471
Office equipment	87,981	-
Right of use assets, net	$789,713	$9,471

Operating lease liabilities are summarized below:

	June 30, 2026	December 31, 2025
Offices	$701,732	$9,471
Office equipment	87,981	-
Lease liability	789,713	9,471
Less: current portion	(274,369)	(9,471)
Lease liability, non-current	$515,344	$-

Maturity analysis under these lease agreements are as follows:

For the year ended December 31:
2026	$152,320
2027	296,640
2028	296,640
2029	66,640
2030 and after	23,130
Less: Present value discount	(45,657)
Lease liability	$789,713

NOTE 4: RIGHT-OF-USE ASSETS AND LEASE LIABILITIES – OPERATING LEASES

The Company has operating leases for offices and has recognized a right-of-use asset and a lease liability. The Company uses a 12% rate to determine the present value of the lease payments. The Company’s leases have remaining lease terms of less than 1 year.

The Company’s lease expense was entirely comprised of operating leases. Lease expense for the years ended December 31, 2025 and 2024 amounted to $11,000 and $10,550, respectively.

The Company’s ROU asset amortization for the years ended December 31, 2025 and 2024 was $10,308 and $9,893, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest.

Right of use assets – operating leases are summarized below:

	December 31, 2025	December 31, 2024
Office	$9,471	$8,525
Right of use assets, net	$9,471	$8,525

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Office	$9,471	$8,525
Lease liability	9,471	8,525
Less: current portion	(9,471)	(8,525)
Lease liability, non-current	$—	$—

Maturity analysis under these lease agreements are as follows:

For the year ended December 31, 2026	$10,000
Less: Present value discount	(529)
Lease liability	$9,471